PROPERTY, PLANT, AND EQUIPMENT (Narrative) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 99,364	$ 5,081	$ 187,952	$ 10,161	$ 36,408	$ 15,319
Carrying value of property plant and equipment at time of acquisition					$ 0
Carrying value at the time of acquisition	$ 0		$ 0